Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996
215-988-2700
Fax: 215-988-2757
www.drinkerbiddle.com

June 16, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F. Street, NE

Washington, DC 20549

Re: BlackRock Liquidity Funds (the “Trust”)/Proxy Materials (1933 Act Registration No. 2-47015) (1940 Act Registration No. 811-02354)

Dear Sir or Madam:

                We hereby submit for filing by direct electronic transmission by the Trust pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, a revised version of the Trust’s definitive proxy statement as filed with the Commission on June 15, 2006, along with the related forms of proxy.  The proxy statement has been revised solely to correct the address of Bear Stearns Securities Corporation in the list of holders of more than 5% of the shares of the Trust’s funds.  Please refer to the transmittal letter accompanying the definitive proxy statement filed on June 15 for a summary of staff comments to the preliminary filing on May 26, 2006 and responses thereto.

                Please call the undersigned at (215) 988-2442 with any questions concerning the foregoing.

Sincerely yours,

/s/ Edward T. Searle
Edward T. Searle